Major Customer And Geographic Information (Schedule Of Major Customer Data) (Details) - Customer Concentration Risk - Revenue Benchmark	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Israeli Ministry Of Defense
Revenue, Major Customer [Line Items]
Percentage of total revenues	18.00%	21.00%	15.00%
U.S. Government
Revenue, Major Customer [Line Items]
Percentage of total revenues	21.00%	22.00%	18.00%